Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	June 30, 2026	December 31, 2025
	€m	€m
Cash and cash equivalents	273.4	324.8